S000029198 [Member] Annual Fund Operating Expenses - Global Infrastructure Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.22%	[1]
Fee Waiver or Reimbursement	(0.31%)	[1]
Net Expenses (as a percentage of Assets)	0.91%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.47%	[1]
Fee Waiver or Reimbursement	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	1.26%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.62%	[1]
Expenses (as a percentage of Assets)	2.22%	[1]
Fee Waiver or Reimbursement	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	2.01%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.22%	[1]
Fee Waiver or Reimbursement	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	1.01%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.83%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.07%	[1]
Fee Waiver or Reimbursement	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	0.86%	[1]

[1]	Until February 28, 2027, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include Rule 12b-1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.12% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class A, Class C, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval. “Other Expenses” for Class R6 Shares are based on estimated amounts for the current fiscal year as this Share Class did not have any assets during the most recent fiscal year.